Variable Interest Entities (“VIEs”) (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of variable interest entities
	As of December 31,
	2020	2021
	RMB	RMB
Total assets	—	69,792
Total current liabilities	—	(40,100)
Total liabilities	—	(40,653)

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	—	—	16,267
Operating costs and expenses	—	—	1,814
Net income	—	—	14,431
Net cash generated from operating activities	—	—	48,923
Net cash used in financing activities	—	(266,901)	—